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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2012

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Diversified Bond Fund

November 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) 39.1%

Aerospace & Defense 0.4%

ADS Tactical, Inc. Senior Secured (b)
04/01/18	11.000%	$561,000	$553,987
B/E Aerospace, Inc. Senior Unsecured
04/01/22	5.250%	473,000	496,650
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	904,000	969,540
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	1,135,000	1,237,150
L-3 Communications Corp.
02/15/21	4.950%	7,195,000	8,159,202
Oshkosh Corp.
03/01/20	8.500%	421,000	468,363
TransDigm, Inc.
12/15/18	7.750%	70,000	77,350
TransDigm, Inc. (b)
10/15/20	5.500%	179,000	183,028
Total			12,145,270

Automotive 1.4%

Allison Transmission, Inc. (b)
05/15/19	7.125%	475,000	505,875
Chrysler Group LLC/Co-Issuer, Inc. Secured
06/15/19	8.000%	641,000	699,491
Dana Holding Corp. Senior Unsecured
02/15/21	6.750%	189,000	199,395
Delphi Corp.
05/15/19	5.875%	184,000	198,720
Ford Motor Co.
Senior Unsecured
07/16/31	7.450%	6,136,000	7,700,680
11/01/46	7.400%	3,390,000	4,093,425
Ford Motor Credit Co. LLC
Senior Unsecured
04/15/16	4.207%	2,909,000	3,091,938
06/15/16	3.984%	25,264,000	26,694,903
Lear Corp.
03/15/18	7.875%	382,000	413,515
Schaeffler Finance BV Senior Secured (b)
02/15/19	8.500%	249,000	276,390
Visteon Corp.
04/15/19	6.750%	929,000	980,095
Total			44,854,427

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Banking 6.9%

ABN AMRO North America Holding Preferred Capital Repackaging Trust I (b)(c)
12/29/49	3.407%	$10,335,000	$10,360,838
Banco de Bogota SA Senior Unsecured (b)(d)
01/15/17	5.000%	420,000	449,736
Bank of Montreal Senior Unsecured
11/06/22	2.550%	17,515,000	17,473,017
Bank of New York Mellon Corp. (The) Senior Unsecured
05/15/19	5.450%	1,690,000	2,033,394
Barclays Bank PLC (b)(c)
09/29/49	7.434%	12,797,000	13,174,512
Barclays Bank PLC (c)
12/15/49	6.278%	8,780,000	8,033,700
Capital One Capital III
08/15/36	7.686%	12,445,000	12,506,478
Capital One Capital IV (c)
02/17/37	6.745%	13,755,000	13,806,581
Capital One Capital V
08/15/39	10.250%	10,365,000	10,416,825
Capital One Capital VI
05/15/40	8.875%	820,000	824,510
Citigroup, Inc.
Subordinated Notes
08/25/36	6.125%	4,075,000	4,507,887
Citigroup, Inc. (c)
12/31/49	5.950%	7,640,000	7,773,700
City National Bank Subordinated Notes
07/15/22	5.375%	6,575,000	7,138,144
Discover Bank Subordinated Notes
11/18/19	8.700%	1,562,000	2,070,062
HBOS PLC Subordinated Notes (b)
05/21/18	6.750%	13,955,000	14,827,188
JPMorgan Chase Capital XXI (c)
02/02/37	1.263%	1,400,000	1,045,174
JPMorgan Chase Capital XXIII (c)
05/15/47	1.310%	7,660,000	5,653,624
Lloyds Banking Group PLC (b)(c)
11/29/49	6.267%	5,765,000	4,266,100
12/31/49	6.657%	8,458,000	7,083,575
Merrill Lynch & Co., Inc. Subordinated Notes
05/02/17	5.700%	4,525,000	4,945,065
National City Preferred Capital Trust I (c)
12/31/49	12.000%	13,686,000	13,708,308

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Banking (continued)

Royal Bank of Scotland Group PLC Senior Unsecured
09/18/15	2.550%	$4,505,000	$4,609,701
State Street Corp.
03/15/18	4.956%	18,589,000	21,085,298
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	459,000	503,753
U.S. Bancorp Subordinated Notes
07/15/22	2.950%	5,293,000	5,418,719
Wachovia Capital Trust III (c)
03/29/49	5.570%	12,775,000	12,727,094
Wells Fargo Capital X
12/15/36	5.950%	8,170,000	8,272,125
Total			214,715,108

Brokerage 0.1%

E*TRADE Financial Corp.
Senior Unsecured
11/30/17	12.500%	665,000	748,358
11/15/19	6.375%	357,000	360,124
Eaton Vance Corp. Senior Unsecured
10/02/17	6.500%	1,718,000	2,088,352
Nuveen Investments, Inc. Senior Unsecured (b)
10/15/20	9.500%	348,000	351,480
Total			3,548,314

Building Materials —%

Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	407,000	404,965
Nortek, Inc.
12/01/18	10.000%	64,000	71,200
04/15/21	8.500%	311,000	338,213
Total			814,378

Chemicals 0.7%

Ashland, Inc. Senior Unsecured (b)
08/15/22	4.750%	224,000	230,160
Celanese U.S. Holdings LLC
06/15/21	5.875%	534,000	596,745
Celanese US Holdings LLC
11/15/22	4.625%	43,000	44,398
Dow Chemical Co. (The)
Senior Unsecured
11/15/20	4.250%	4,017,000	4,442,517
11/15/22	3.000%	4,040,000	4,030,987
11/15/42	4.375%	2,695,000	2,657,275

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Chemicals (continued)

Huntsman International LLC
03/15/21	8.625%	$46,000	$52,095
Huntsman International LLC (b)
11/15/20	4.875%	157,000	155,430
JM Huber Corp. Senior Notes (b)
11/01/19	9.875%	417,000	465,997
Koppers, Inc.
12/01/19	7.875%	74,000	81,308
Lubrizol Corp.
02/01/19	8.875%	2,356,000	3,322,033
LyondellBasell Industries NV
Senior Unsecured
11/15/21	6.000%	1,809,000	2,159,494
04/15/24	5.750%	1,235,000	1,482,000
MacDermid, Inc. (b)
04/15/17	9.500%	546,000	569,205
Momentive Performance Materials, Inc. Senior Secured (b)
10/15/20	8.875%	379,000	376,157
Nova Chemicals Corp. Senior Unsecured
11/01/19	8.625%	9,000	10,260
Nufarm Australia Ltd. (b)
10/15/19	6.375%	129,000	133,515
PQ Corp. Secured (b)
05/01/18	8.750%	1,083,000	1,115,490
Polypore International, Inc.
11/15/17	7.500%	314,000	340,297
Rockwood Specialties Group, Inc.
10/15/20	4.625%	344,000	351,740
Total			22,617,103

Construction Machinery 0.3%

CNH Capital LLC (b)
11/01/16	6.250%	442,000	482,885
Case New Holland, Inc.
12/01/17	7.875%	632,000	744,180
Caterpillar, Inc. Senior Unsecured
06/26/22	2.600%	4,135,000	4,201,574
Columbus McKinnon Corp.
02/01/19	7.875%	302,000	323,140
Neff Rental LLC/Finance Corp. Secured (b)
05/15/16	9.625%	457,000	466,140
Terex Corp.
04/01/20	6.500%	252,000	264,600

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Construction Machinery (continued)

United Rentals North America, Inc.
12/15/19	9.250%	$359,000	$407,465
09/15/20	8.375%	327,000	360,926
United Rentals North America, Inc. (b)
04/15/22	7.625%	372,000	411,990
Secured
07/15/18	5.750%	274,000	294,550
Total			7,957,450

Consumer Cyclical Services 0.1%

Goodman Networks, Inc. Senior Secured (b)
07/01/18	12.375%	439,000	479,607
Monitronics International, Inc.
04/01/20	9.125%	200,000	205,000
Vivint, Inc. (b)
Senior Secured
12/01/19	6.375%	1,277,000	1,257,845
Senior Unsecured
12/01/20	8.750%	355,000	348,788
Total			2,291,240

Consumer Products 0.1%

Alphabet Holding Co., Inc. Senior Unsecured PIK (b)
11/01/17	7.750%	187,000	190,740
Serta Simmons Holdings LLC Senior Unsecured (b)
10/01/20	8.125%	518,000	520,590
Spectrum Brands Escrow Corp. (b)
Senior Unsecured
11/15/20	6.375%	310,000	321,625
11/15/22	6.625%	160,000	167,600
Spectrum Brands, Inc. (b)
03/15/20	6.750%	432,000	450,360
Total			1,650,915

Diversified Manufacturing 0.6%

Amsted Industries, Inc. Senior Notes (b)
03/15/18	8.125%	626,000	668,255
General Electric Co.
Senior Unsecured
10/09/22	2.700%	8,390,000	8,553,152
10/09/42	4.125%	8,031,000	8,376,702
Tomkins LLC/Inc. Secured
10/01/18	9.000%	371,000	415,520
Total			18,013,629

Electric 3.1%

Alabama Power Co.
Senior Unsecured
03/15/41	5.500%	10,969,000	14,205,656
01/15/42	4.100%	2,378,000	2,498,593

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Electric (continued)

Arizona Public Service Co. Senior Unsecured
08/01/16	6.250%	$5,471,000		$6,466,279
CMS Energy Corp.
Senior Unsecured
09/30/15	4.250%		245,000	260,496
12/15/15	6.875%		603,000	685,663
Calpine Corp. Senior Secured (b)
02/15/21	7.500%		725,000	797,500
Commonwealth Edison Co.
1st Mortgage
08/15/16	5.950%		884,000	1,037,277
03/15/36	5.900%		3,135,000	4,181,156
Companhia de Eletricidade do Estad
04/27/16	11.750%	BRL	775,000	388,080
Consolidated Edison Co. of New York, Inc. Senior Unsecured
04/01/38	6.750%		4,343,000	6,332,029
Duke Energy Carolinas LLC 1st Refunding Mortgage
09/30/42	4.000%		8,574,000	8,769,693
GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%		252,000	291,690
Georgia Power Co. Senior Unsecured
09/01/40	4.750%		4,542,000	5,117,708
Nevada Power Co.
05/15/18	6.500%		2,173,000	2,712,786
08/01/18	6.500%		1,818,000	2,299,559
05/15/41	5.450%		11,130,000	13,964,590
Niagara Mohawk Power Corp. Senior Unsecured (b)
08/15/19	4.881%		1,797,000	2,119,084
Ohio Edison Co. Senior Unsecured (d)
05/01/15	5.450%		1,130,000	1,233,031
Oncor Electric Delivery Co. LLC Senior Secured
09/30/40	5.250%		6,021,000	6,661,610
Pacific Gas & Electric Co. Senior Unsecured
01/15/40	5.400%		1,850,000	2,262,117
Southern California Edison Co. 1st Mortgage
09/01/40	4.500%		855,000	966,538
Tampa Electric Co. Senior Unsecured
05/15/18	6.100%		3,709,000	4,674,534

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Electric (continued)

Toledo Edison Co. (The) Senior Secured
05/15/37	6.150%	$3,543,000	$4,503,188
TransAlta Corp. Senior Unsecured
01/15/15	4.750%	3,425,000	3,625,167
Total			96,054,024

Entertainment 0.1%

AMC Entertainment, Inc.
06/01/19	8.750%	608,000	668,800
12/01/20	9.750%	46,000	51,750
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates (e)(f)
07/01/15	9.300%	2,564,094	2,564,094
Total			3,284,644

Environmental —%

Clean Harbors, Inc.
08/01/20	5.250%	560,000	575,400
Clean Harbors, Inc. (b)(g)
Senior Unsecured
06/01/21	5.125%	301,000	307,773
Total			883,173

Food and Beverage 1.0%

Campbell Soup Co.
Senior Unsecured
08/02/22	2.500%	4,105,000	4,102,828
08/02/42	3.800%	4,846,000	4,845,811
Coca-Cola Co. (The) Senior Unsecured
09/01/21	3.300%	7,087,000	7,848,569
ConAgra Foods, Inc. Senior Unsecured
10/01/28	7.000%	5,135,000	6,549,395
Heineken NV Senior Notes (b)
10/01/42	4.000%	1,330,000	1,287,155
Hershey Co. (The) Senior Unsecured
12/01/20	4.125%	2,350,000	2,697,194
Mondelez International, Inc. Senior Unsecured
02/09/40	6.500%	2,425,000	3,278,825
Pinnacle Foods Finance LLC/Corp.
04/01/15	9.250%	109,000	110,908
Total			30,720,685

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Gaming 0.1%

Caesars Entertainment Operating Co., Inc. Senior Secured (b)
02/15/20	8.500%	$408,000	$399,840
MGM Resorts International
03/01/18	11.375%	437,000	518,937
Senior Secured
03/15/20	9.000%	253,000	281,462
MGM Resorts International (b)
10/01/20	6.750%	55,000	55,413
Penn National Gaming, Inc. Senior Subordinated Notes
08/15/19	8.750%	48,000	54,780
ROC Finance LLC/Corp. Secured (b)
09/01/18	12.125%	577,000	657,780
Seminole Indian Tribe of Florida (b)
10/01/17	7.750%	61,000	66,490
Senior Secured
10/01/20	6.535%	618,000	665,821
Seneca Gaming Corp. (b)
12/01/18	8.250%	446,000	464,955
Studio City Finance Ltd. (b)
12/01/20	8.500%	749,000	786,450
Tunica-Biloxi Gaming Authority Senior Unsecured (b)
11/15/15	9.000%	195,000	173,063
Total			4,124,991

Gas Distributors 0.1%

Atmos Energy Corp. Senior Unsecured
06/15/17	6.350%	520,000	633,745
Sempra Energy Senior Unsecured
06/01/16	6.500%	2,585,000	3,056,328
Total			3,690,073

Gas Pipelines 3.6%

Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%	12,753,000	14,844,403
El Paso LLC
09/15/20	6.500%	1,243,000	1,392,595
01/15/32	7.750%	343,000	402,445
El Paso Pipeline Partners Operating Co. LLC
10/01/21	5.000%	8,143,000	9,263,021
Enterprise Products Operating LLC
02/01/41	5.950%	6,998,000	8,184,861
02/15/42	5.700%	2,454,000	2,832,807
Hiland Partners LP/Finance Corp. (b)
10/01/20	7.250%	800,000	837,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Gas Pipelines (continued)

Kinder Morgan Energy Partners LP
Senior Unsecured
01/15/38	6.950%	$2,715,000	$3,448,886
09/01/39	6.500%	3,634,000	4,482,492
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	500,000	545,000
02/15/23	5.500%	478,000	503,095
NiSource Finance Corp.
02/15/23	3.850%	3,255,000	3,375,874
12/15/40	6.250%	3,820,000	4,641,495
Plains All American Pipeline LP/Finance Corp.
02/01/21	5.000%	3,055,000	3,564,696
01/15/37	6.650%	1,965,000	2,603,692
Regency Energy Partners LP/Corp.
04/15/23	5.500%	375,000	393,750
Regency Energy Partners LP/Finance Corp.
07/15/21	6.500%	802,000	874,180
Southern Natural Gas Co. LLC/Issuing Corp. Senior Unsecured
06/15/21	4.400%	5,895,000	6,608,071
Southern Natural Gas Co. LLC Senior Unsecured
03/01/32	8.000%	3,630,000	5,356,853
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	1,710,000	1,742,063
TransCanada PipeLines Ltd. (c)
05/15/67	6.350%	16,123,000	17,329,500
Transcontinental Gas Pipe Line Co. LLC
Senior Unsecured
04/15/16	6.400%	5,897,000	6,871,585
Transcontinental Gas Pipe Line Co. LLC (b)
Senior Unsecured
08/01/42	4.450%	7,455,000	7,806,478
Williams Partners LP Senior Unsecured
04/15/40	6.300%	3,865,000	4,749,447
Total			112,654,289

Health Care 1.4%

American Renal Associates Holdings, Inc. Senior Unsecured PIK
03/01/16	9.750%	99,869	105,611
American Renal Holdings, Inc. Senior Secured
05/15/18	8.375%	502,000	530,865
Amsurg Corp. (b)
11/30/20	5.625%	166,000	167,660
Biomet, Inc. (b)
08/01/20	6.500%	666,000	695,970
10/01/20	6.500%	220,000	217,800
CHS/Community Health Systems, Inc.
11/15/19	8.000%	512,000	557,440
Senior Secured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Health Care (continued)

08/15/18	5.125%	$528,000	$555,720
ConvaTec Healthcare E SA Senior Unsecured (b)
12/15/18	10.500%	701,000	764,090
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	402,000	420,090
Emdeon, Inc.
12/31/19	11.000%	447,000	512,932
Express Scripts Holding Co. (b)
02/15/17	2.650%	11,098,000	11,595,002
02/15/22	3.900%	6,325,000	6,818,280
Fresenius Medical Care U.S. Finance II, Inc. (b)
07/31/19	5.625%	170,000	181,475
01/31/22	5.875%	221,000	237,023
Fresenius Medical Care U.S. Finance, Inc. (b)
09/15/18	6.500%	421,000	472,572
HCA, Inc.
02/15/22	7.500%	1,411,000	1,605,012
05/01/23	5.875%	101,000	104,535
Senior Secured
02/15/20	6.500%	291,000	326,648
02/15/20	7.875%	395,000	443,881
05/01/23	4.750%	67,000	67,670
Hanger, Inc.
11/15/18	7.125%	246,000	258,915
HealthSouth Corp.
02/15/20	8.125%	222,000	243,923
Hologic, Inc. (b)
08/01/20	6.250%	236,000	250,750
IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	787,000	743,715
IMS Health, Inc. Senior Unsecured (b)
11/01/20	6.000%	223,000	230,248
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured (b)
11/01/18	10.500%	219,000	227,760
McKesson Corp. Senior Unsecured (g)
12/15/22	2.700%	10,040,000	10,140,470
Multiplan, Inc. (b)
09/01/18	9.875%	690,000	760,725
Physio-Control International, Inc. Senior Secured (b)
01/15/19	9.875%	447,000	488,347
Physiotherapy Associates Holdings, Inc. Senior Unsecured (b)
05/01/19	11.875%	224,000	222,320
Radnet Management, Inc.
04/01/18	10.375%	199,000	201,488

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Health Care (continued)

Rural/Metro Corp. Senior Unsecured (b)
07/15/19	10.125%	$256,000	$243,200
STHI Holding Corp. Secured (b)
03/15/18	8.000%	401,000	436,088
Tenet Healthcare Corp. (b)
02/01/20	6.750%	251,000	254,451
Senior Secured
06/01/20	4.750%	445,000	448,337
Truven Health Analytics, Inc. Senior Unsecured (b)
06/01/20	10.625%	304,000	326,040
Universal Hospital Services, Inc. Secured (b)
08/15/20	7.625%	143,000	148,720
VWR Funding, Inc. (b)
09/15/17	7.250%	33,000	33,908
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	672,000	698,040
02/01/19	7.750%	258,000	265,740
Total			43,003,461

Healthcare Insurance 0.2%

AMERIGROUP Corp. Senior Unsecured
11/15/19	7.500%	490,000	573,300
Aetna, Inc. Senior Unsecured
11/15/22	2.750%	6,450,000	6,479,547
Total			7,052,847

Home Construction 0.1%

Beazer Homes USA, Inc.
05/15/19	9.125%	159,000	164,565
KB Home
03/15/20	8.000%	213,000	238,560
Meritage Homes Corp.
04/01/22	7.000%	237,000	257,145
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	377,000	414,700
Taylor Morrison Communities, Inc./Monarch, Inc. (b)
04/15/20	7.750%	501,000	526,050
Total			1,601,020

Independent Energy 2.1%

Anadarko Petroleum Corp.
Senior Unsecured
09/15/17	6.375%	2,520,000	3,025,697
03/15/40	6.200%	1,885,000	2,330,465
Antero Resources Finance Corp.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Independent Energy (continued)

12/01/17	9.375%	$27,000	$29,700
08/01/19	7.250%	113,000	122,040
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	750,000	796,875
Chesapeake Energy Corp.
08/15/20	6.625%	716,000	750,010
02/15/21	6.125%	845,000	855,562
Comstock Resources, Inc.
06/15/20	9.500%	317,000	336,813
Concho Resources, Inc.
01/15/21	7.000%	1,549,000	1,707,772
Continental Resources, Inc.
04/01/21	7.125%	592,000	668,220
09/15/22	5.000%	13,125,000	13,912,500
Denbury Resources, Inc.
03/01/16	9.750%	327,000	348,255
Devon Energy Corp. Senior Unsecured
01/15/19	6.300%	2,225,000	2,783,488
EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%	841,000	931,407
EnCana Corp. Senior Unsecured
11/15/21	3.900%	2,160,000	2,326,251
Halcon Resources Corp. (b)
05/15/21	8.875%	249,000	257,715
Hess Corp. Senior Unsecured
08/15/31	7.300%	2,463,000	3,362,722
Kodiak Oil & Gas Corp.
12/01/19	8.125%	1,453,000	1,583,770
Laredo Petroleum, Inc.
02/15/19	9.500%	429,000	480,480
05/01/22	7.375%	422,000	456,815
MEG Energy Corp. (b)
03/15/21	6.500%	433,000	451,944
01/30/23	6.375%	285,000	295,688
Nexen, Inc.
Senior Unsecured
05/15/37	6.400%	4,880,000	6,254,574
07/30/39	7.500%	5,326,000	7,684,097
Novatek Finance Ltd. Senior Unsecured (b)
02/03/21	6.604%	400,000	471,359
Oasis Petroleum, Inc.
11/01/21	6.500%	1,210,000	1,273,525
01/15/23	6.875%	300,000	317,250
Plains Exploration & Production Co.
11/15/20	6.500%	873,000	890,460
02/15/23	6.875%	657,000	676,710

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Independent Energy (continued)

QEP Resources, Inc.
Senior Unsecured
10/01/22	5.375%	$191,000	$201,028
05/01/23	5.250%	623,000	654,150
Range Resources Corp.
05/15/19	8.000%	482,000	530,200
Ras Laffan Liquefied Natural Gas Co., Ltd. II Senior Secured (b)
09/30/20	5.298%	2,647,700	2,965,424
SM Energy Co. Senior Unsecured
11/15/21	6.500%	226,000	238,430
Sandridge Energy, Inc.
02/15/23	7.500%	168,000	175,140
Whiting Petroleum Corp.
10/01/18	6.500%	27,000	29,093
Woodside Finance Ltd. (b)
05/10/21	4.600%	5,024,000	5,596,580
Total			65,772,209

Integrated Energy 0.8%

Lukoil International Finance BV (b)
11/09/20	6.125%	414,000	470,703
Shell International Finance BV
08/21/22	2.375%	16,345,000	16,524,795
03/25/40	5.500%	4,881,000	6,382,640
Total			23,378,138

Life Insurance 2.2%

ING Groep NV (c)
12/29/49	5.775%	8,257,000	7,730,616
ING U.S., Inc. (b)
07/15/22	5.500%	3,680,000	3,989,067
Lincoln National Corp. (c)
05/17/66	7.000%	4,310,000	4,353,100
04/20/67	6.050%	6,075,000	5,983,875
MetLife Capital Trust X (b)
04/08/38	9.250%	9,085,000	12,537,300
MetLife, Inc.
12/15/36	6.400%	2,445,000	2,597,485
08/01/39	10.750%	7,094,000	10,844,952
Prudential Financial, Inc.
Senior Unsecured
12/01/17	6.000%	431,000	519,218
Prudential Financial, Inc. (c)
06/15/38	8.875%	12,922,000	15,700,230
09/15/42	5.875%	5,675,000	5,802,688
Total			70,058,531

Lodging —%

Choice Hotels International, Inc.
07/01/22	5.750%	251,000	274,845

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Media Cable 1.1%

CCO Holdings LLC/Capital Corp.
01/31/22	6.625%	$1,154,000	$1,254,975
09/30/22	5.250%	135,000	136,013
CSC Holdings LLC
Senior Unsecured
02/15/18	7.875%	507,000	583,050
02/15/19	8.625%	87,000	102,660
CSC Holdings LLC (b)
Senior Unsecured
11/15/21	6.750%	125,000	137,500
Cablevision Systems Corp. Senior Unsecured
09/15/22	5.875%	287,000	281,260
Cequel Communications Escrow 1 LLC/Capital Corp. Senior Unsecured (b)
09/15/20	6.375%	233,000	239,408
DIRECTV Holdings LLC/Financing Co., Inc.
02/15/16	3.125%	6,878,000	7,228,991
03/01/16	3.500%	8,532,000	9,076,896
03/15/17	2.400%	7,333,000	7,515,408
03/01/21	5.000%	2,372,000	2,648,734
DISH DBS Corp.
06/01/21	6.750%	935,000	1,056,550
Quebecor Media, Inc. Senior Unsecured (b)
01/15/23	5.750%	615,000	638,062
Time Warner Cable, Inc.
05/01/17	5.850%	2,235,000	2,648,674
Unitymedia Hessen GmbH & Co. KG NRW Senior Secured (b)(g)
01/15/23	5.500%	396,000	396,000
Videotron Ltd.
07/15/22	5.000%	209,000	215,270
WaveDivision Escrow LLC/Corp. Senior Unsecured (b)
09/01/20	8.125%	12,000	12,300
Total			34,171,751

Media Non-Cable 0.6%

AMC Networks, Inc.
07/15/21	7.750%	694,000	791,160
Clear Channel Communications, Inc.
08/01/16	10.750%	275,000	200,063
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	861,000	843,780
Clear Channel Worldwide Holdings, Inc. (b)
11/15/22	6.500%	271,000	269,645
11/15/22	6.500%	733,000	736,665
Getty Images, Inc. Senior Notes (b)
10/15/20	7.000%	588,000	596,820

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Media Non-Cable (continued)

Hughes Satellite Systems Corp.
06/15/21	7.625%	$679,000	$757,085
Senior Secured
06/15/19	6.500%	219,000	235,425
Intelsat Jackson Holdings SA (b)
12/15/22	6.625%	481,000	481,000
Senior Unsecured
10/15/20	7.250%	1,129,000	1,202,385
NBCUniversal Media LLC Senior Unsecured
04/01/16	2.875%	3,025,000	3,204,449
National CineMedia LLC Senior Secured
04/15/22	6.000%	489,000	517,118
News America, Inc.
12/15/35	6.400%	1,860,000	2,326,261
02/15/41	6.150%	3,425,000	4,309,564
Nielsen Finance LLC/Co.
10/15/18	7.750%	366,000	408,090
Nielsen Finance LLC/Co. (b)
10/01/20	4.500%	955,000	952,612
Salem Communications Corp. Secured
12/15/16	9.625%	344,000	380,980
Starz LLC/Finance Corp. Senior Unsecured (b)
09/15/19	5.000%	246,000	251,843
Univision Communications, Inc. (b)
05/15/21	8.500%	462,000	474,705
Senior Secured
11/01/20	7.875%	567,000	605,272
09/15/22	6.750%	278,000	280,780
Total			19,825,702

Metals 0.4%

Alpha Natural Resources, Inc.
04/15/18	9.750%	485,000	504,400
06/01/19	6.000%	577,000	509,202
ArcelorMittal
Senior Unsecured
10/15/39	7.500%	3,177,000	2,907,921
03/01/41	7.250%	2,301,000	2,054,680
Arch Coal, Inc.
06/15/21	7.250%	157,000	140,515
Arch Coal, Inc. (b)
06/15/19	9.875%	459,000	462,443
Calcipar SA Senior Secured (b)
05/01/18	6.875%	469,000	469,000
FMG Resources August 2006 Proprietary Ltd. (b)
11/01/15	7.000%	235,000	239,113
11/01/19	8.250%	732,000	744,810
Inmet Mining Corp. (b)
06/01/20	8.750%	609,000	657,720

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Metals (continued)

JMC Steel Group, Inc. Senior Notes (b)
03/15/18	8.250%	$278,000	$286,340
Peabody Energy Corp.
11/15/21	6.250%	491,000	509,412
Rain CII Carbon LLC/Corp. Senior Secured (b)
12/01/18	8.000%	534,000	539,340
Rio Tinto Finance USA PLC
08/21/22	2.875%	2,000,000	2,037,230
Total			12,062,126

Non-Captive Consumer 0.7%

Discover Financial Services
Senior Unsecured
04/27/22	5.200%	1,722,000	1,934,643
Discover Financial Services (b)
Senior Unsecured
11/21/22	3.850%	5,028,000	5,066,912
HSBC Finance Capital Trust IX (c)
11/30/35	5.911%	5,445,000	5,376,937
HSBC Finance Corp. Senior Subordinated Notes
01/15/21	6.676%	7,250,000	8,617,589
SLM Corp. Senior Unsecured
03/25/20	8.000%	600,000	685,500
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	678,000	600,030
Total			22,281,611

Non-Captive Diversified 0.9%

Ally Financial, Inc.
02/15/17	5.500%	209,000	222,585
03/15/20	8.000%	1,843,000	2,266,890
CIT Group, Inc.
Senior Unsecured
08/15/17	4.250%	259,000	264,705
CIT Group, Inc. (b)
Senior Secured
04/01/18	6.625%	232,000	257,520
Senior Unsecured
02/15/19	5.500%	1,446,000	1,536,375
General Electric Capital Corp.
Senior Unsecured
10/17/21	4.650%	4,530,000	5,147,271
09/07/22	3.150%	14,940,000	15,285,652
International Lease Finance Corp. Senior Unsecured
12/15/20	8.250%	1,842,000	2,144,276
Total			27,125,274

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Oil Field Services 0.3%

Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	$1,301,000	$1,388,818
Green Field Energy Services, Inc. (b)
Senior Secured
11/15/16	13.250%	642,000	642,000
Green Field Energy Services, Inc. (b)(f)
Senior Secured
11/15/16	13.250%	16,000	16,000
Offshore Group Investments Ltd. Senior Secured
08/01/15	11.500%	585,000	643,500
Weatherford International Ltd.
03/15/38	7.000%	4,610,000	5,083,442
Total			7,773,760

Other Financial Institutions —%

FTI Consulting, Inc. (b)
11/15/22	6.000%	212,000	216,770

Other Industry 0.7%

Interline Brands, Inc.
11/15/18	7.500%	363,000	392,947
Memorial Sloan-Kettering Cancer Center Senior Unsecured (g)
07/01/52	4.125%	6,815,000	6,834,695
President and Fellows of Harvard College
Senior Notes
10/15/40	4.875%	1,555,000	1,922,264
President and Fellows of Harvard College (b)
01/15/39	6.500%	7,375,000	11,041,334
SPL Logistics Escrow LLC/Finance Corp. Senior Secured (b)
08/01/20	8.875%	278,000	295,723
Total			20,486,963

Packaging 0.1%

Ardagh Packaging Finance PLC Senior Secured (b)
10/15/17	7.375%	216,000	235,440
Berry Plastics Corp. Secured
01/15/21	9.750%	421,000	478,888
Greif, Inc. Senior Unsecured
02/01/17	6.750%	319,000	352,495
Reynolds Group Issuer, Inc./LLC
04/15/19	9.000%	309,000	318,270
08/15/19	9.875%	515,000	545,900
Senior Secured
08/15/19	7.875%	300,000	330,000
02/15/21	6.875%	552,000	594,780

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Packaging (continued)

Reynolds Group Issuer, Inc./LLC (b)
Senior Secured
10/15/20	5.750%	$760,000	$777,100
Sealed Air Corp. (b)
09/15/21	8.375%	154,000	173,250
Senior Unsecured
12/01/20	6.500%	112,000	117,040
Total			3,923,163

Pharmaceuticals 1.1%

Catalent Pharma Solutions, Inc. (b)
10/15/18	7.875%	528,000	533,280
Jaguar Holding Co. I Senior Unsecured PIK (b)
10/15/17	9.375%	216,000	221,400
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (b)
12/01/19	9.500%	157,000	176,625
Johnson & Johnson Senior Unsecured
05/15/41	4.850%	6,763,000	8,484,251
Merck & Co., Inc.
Senior Unsecured
09/15/22	2.400%	10,000,000	10,122,800
09/15/42	3.600%	9,080,000	9,128,851
Roche Holdings, Inc. (b)
03/01/19	6.000%	2,762,000	3,472,179
VPI Escrow Corp. (b)
10/15/20	6.375%	613,000	649,780
Total			32,789,166

Property & Casualty 1.2%

Hub International Ltd. (b)
10/15/18	8.125%	518,000	537,425
Liberty Mutual Group, Inc. (b)
05/01/22	4.950%	3,460,000	3,756,121
05/01/42	6.500%	3,725,000	4,124,551
Senior Unsecured
03/15/35	6.500%	3,375,000	3,694,818
Liberty Mutual Group, Inc. (b)(c)
06/15/58	10.750%	7,115,000	10,565,775
Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	11,765,000	15,793,454
Total			38,472,144

Railroads 0.6%

BNSF Funding Trust I (c)
12/15/55	6.613%	8,280,000	9,387,450
CSX Corp. Senior Unsecured
05/30/42	4.750%	5,690,000	6,211,733

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Railroads (continued)

Union Pacific Corp. Senior Unsecured
08/15/18	5.700%	$3,012,000	$3,684,622
Total			19,283,805

Refining 0.2%

Marathon Petroleum Corp. Senior Unsecured
03/01/41	6.500%	5,475,000	6,805,118

REITs 0.7%

Boston Properties LP Senior Unsecured
05/15/21	4.125%	11,237,000	12,300,099
Duke Realty LP
Senior Unsecured
02/15/15	7.375%	2,105,000	2,357,674
08/15/19	8.250%	3,580,000	4,585,278
06/15/22	4.375%	3,840,000	4,071,195
Total			23,314,246

Restaurants —%

Shearer’s Foods, Inc. LLC Senior Secured (b)
11/01/19	9.000%	248,000	254,820

Retailers 0.9%

99 Cent Only Stores
12/15/19	11.000%	252,000	287,280
Amazon.com, Inc. Senior Unsecured
11/29/22	2.500%	5,455,000	5,428,221
Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%	347,000	379,965
Jo-Ann Stores, Inc. Senior Unsecured (b)
03/15/19	8.125%	300,000	301,500
Limited Brands, Inc.
04/01/21	6.625%	624,000	715,260
Macy’s Retail Holdings, Inc.
02/15/23	2.875%	3,225,000	3,202,209
07/15/27	6.790%	13,045,000	15,119,572
03/15/37	6.375%	2,030,000	2,498,745
Penske Automotive Group, Inc. (b)
10/01/22	5.750%	304,000	309,320
Rite Aid Corp.
03/15/20	9.250%	359,000	366,180
Senior Secured
08/15/20	8.000%	305,000	342,363
Senior Unsecured
02/15/27	7.700%	298,000	233,930

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Retailers (continued)

Sally Holdings LLC/Capital, Inc.
11/15/19	6.875%	$157,000	$174,663
06/01/22	5.750%	205,000	221,913
Total			29,581,121

Supermarkets 0.2%

Kroger Co. (The)
12/15/18	6.800%	4,855,000	6,092,724

Technology 1.1%

Alliance Data Systems Corp. (b)
12/01/17	5.250%	289,000	291,890
04/01/20	6.375%	275,000	290,125
Amkor Technology, Inc.
Senior Unsecured
05/01/18	7.375%	741,000	759,525
Amkor Technology, Inc. (b)
Senior Unsecured
10/01/22	6.375%	235,000	225,013
Brocade Communications Systems, Inc. Senior Secured
01/15/20	6.875%	249,000	270,165
CDW LLC/Finance Corp.
04/01/19	8.500%	564,000	604,890
Senior Secured
12/15/18	8.000%	301,000	331,100
Equinix, Inc. Senior Unsecured
07/15/21	7.000%	311,000	342,489
First Data Corp.
01/15/21	12.625%	770,000	810,425
First Data Corp. (b)
Secured
01/15/21	8.250%	156,000	155,610
Senior Secured
08/15/20	8.875%	313,000	342,735
11/01/20	6.750%	1,042,000	1,052,420
Freescale Semiconductor, Inc. Senior Secured (b)
04/15/18	9.250%	378,000	406,822
Hewlett-Packard Co.
Senior Unsecured
05/30/14	1.550%	1,125,000	1,109,502
06/02/14	4.750%	2,462,000	2,540,779
12/09/14	2.625%	3,035,000	3,027,622
03/15/15	2.350%	930,000	920,362
NXP BV/Funding LLC Senior Secured (b)
08/01/18	9.750%	482,000	556,710
Nuance Communications, Inc. (b)
08/15/20	5.375%	678,000	705,120
Oracle Corp.
Senior Unsecured
10/15/17	1.200%	3,230,000	3,237,151

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Technology (continued)

10/15/22	2.500%	$15,349,000	$15,542,336
Total			33,522,791

Transportation Services 0.2%

Avis Budget Car Rental LLC/Finance, Inc.
01/15/19	8.250%	505,000	558,656
ERAC U.S.A. Finance LLC (b)
10/15/37	7.000%	4,354,000	5,592,421
Hertz Corp. (The)
10/15/18	7.500%	416,000	455,520
01/15/21	7.375%	205,000	222,938
Total			6,829,535

Wireless 0.4%

Cricket Communications, Inc.
10/15/20	7.750%	501,000	517,282
Crown Castle International Corp. Senior Unsecured (b)
01/15/23	5.250%	703,000	734,635
SBA Telecommunications, Inc. (b)
07/15/20	5.750%	1,370,000	1,431,650
Sprint Nextel Corp.
Senior Unsecured
08/15/17	8.375%	127,000	147,320
08/15/20	7.000%	240,000	258,600
11/15/21	11.500%	378,000	507,465
11/15/22	6.000%	1,313,000	1,322,847
Sprint Nextel Corp. (b)
11/15/18	9.000%	1,006,000	1,237,380
03/01/20	7.000%	288,000	333,360
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	3,825,000	4,099,513
Wind Acquisition Finance SA Senior Secured (b)
02/15/18	7.250%	355,000	354,113
Total			10,944,165

Wirelines 2.3%

AT&T, Inc. Senior Unsecured
02/15/39	6.550%	2,359,000	3,138,383
CenturyLink, Inc. Senior Unsecured
06/15/21	6.450%	5,287,000	5,811,560
CyrusOne LLP./Finance Corp. (b)
11/15/22	6.375%	362,000	374,670
Embarq Corp. Senior Unsecured
06/01/36	7.995%	7,688,000	8,384,848
Frontier Communications Corp.
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Wirelines (continued)

04/15/22	8.750%	$239,000	$273,058
01/15/23	7.125%	424,000	448,380
Integra Telecom Holdings, Inc. Senior Secured (b)
04/15/16	10.750%	163,000	167,483
Level 3 Communications, Inc.
Senior Unsecured
02/01/19	11.875%	332,000	378,480
Level 3 Communications, Inc. (b)
Senior Unsecured
06/01/19	8.875%	198,000	207,900
Level 3 Financing, Inc.
02/01/18	10.000%	241,000	267,811
04/01/19	9.375%	702,000	784,485
PAETEC Holding Corp.
12/01/18	9.875%	762,000	859,155
Senior Secured
06/30/17	8.875%	71,000	76,503
Telecom Italia Capital SA
09/30/14	4.950%	12,737,000	13,214,637
10/01/15	5.250%	4,206,000	4,453,102
07/18/36	7.200%	7,114,000	7,220,710
Telefonica Emisiones SAU
06/20/16	6.421%	3,880,000	4,190,400
07/03/17	6.221%	2,275,000	2,457,000
04/27/20	5.134%	1,670,000	1,674,175
02/16/21	5.462%	2,751,000	2,766,025
Verizon New York, Inc.
04/01/32	7.375%	6,311,000	8,303,862
Verizon Virginia, Inc. Senior Unsecured
10/01/29	8.375%	2,420,000	3,365,441
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	507,000	567,840
Senior Secured
01/01/20	8.125%	319,000	348,508
tw telecom holdings, Inc. (b)
10/01/22	5.375%	187,000	193,545
tw telecom holdings, inc.
03/01/18	8.000%	490,000	539,000
Total			70,466,961
Total Corporate Bonds & Notes (Cost: $1,151,184,699)			$1,217,384,480

Residential Mortgage-Backed Securities - Agency 18.4%

Federal Home Loan Mortgage Corp. (h)
06/01/41	4.500%	13,754,763	15,161,863
04/01/33-06/01/33	5.500%	4,109,301	4,594,009
10/01/31-07/01/37	6.000%	5,596,179	6,212,375
10/01/28-07/01/32	7.000%	1,617,024	1,907,991

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

01/01/17-02/01/25	8.000%	$147,874	$177,484
03/01/17-08/01/22	8.500%	54,464	64,684
04/01/21	9.000%	8,798	9,918
Federal National Mortgage Association (g)(h)
12/01/42	3.000%	29,750,000	31,302,578
12/01/42	3.500%	52,100,000	55,624,888
12/01/42	4.000%	11,000,000	11,785,468
Federal National Mortgage Association (h)
03/01/41	3.500%	3,585,289	3,830,657
09/01/40-06/01/42	4.000%	203,726,262	222,963,611
05/01/39-10/15/42	4.500%	62,865,642	68,536,326
07/01/40-05/01/41	5.000%	31,752,497	34,919,297
12/01/28-07/01/36	5.500%	30,358,237	33,608,278
05/01/24-09/01/39	6.000%	34,509,447	38,601,035
03/01/26-07/01/38	7.000%	4,869,439	5,766,772
04/01/27-06/01/32	7.500%	534,613	645,225
02/01/25-08/01/27	8.000%	233,115	282,926
04/01/23	8.500%	56,785	63,883
06/01/24	9.000%	61,777	72,252
Federal National Mortgage Association (h)(i)
CMO PO STRIPS Series 43 Class 1
09/01/18	0.000%	2,964	2,797
Federal National Mortgage Association (h)(j)
CMO IO Series 2003-71 Class IM
12/25/31	5.500%	605,554	69,073
CMO IO Series 2004-84 Class GI
12/25/22	5.000%	11,583	137
Federal National Mortgage Association (h)(k)
06/01/40	5.000%	10,897,725	12,000,632
Government National Mortgage Association (h)
06/15/41	4.500%	22,798,878	25,226,959

Total Residential Mortgage-Backed Securities - Agency (Cost: $552,990,645)			$573,431,118

Residential Mortgage-Backed Securities - Non-Agency 3.1%

American General Mortgage Loan Trust (b)(c)(h)
CMO Series 2009-1 Class A7
09/25/48	5.750%	8,830,411	9,205,527
CMO Series 2010-1A Class A1
03/25/58	5.150%	982,013	1,003,341
BCAP LLC Trust (b)(c)(h)
CMO Series 2012-RR10 Class 5A5
04/26/36	3.567%	9,916,479	9,495,762
BCAP LLC Trust (b)(h)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

04/26/37	0.361%	$4,094,000	$3,960,945
04/26/36	0.411%	6,393,000	6,185,228
BCAP LLC (b)(c)(h)
05/26/47	0.418%	3,639,786	3,394,100
BNPP Mortgage Securities LLC CMO Series 2009-1 Class A1 (b)(h)
08/27/37	6.000%	2,034,512	2,137,190
Banc of America Funding Corp. CMO Series 2012-R5 Class A (b)(c)(h)
10/03/39	0.474%	7,093,863	6,859,083
Bayview Opportunity Master Fund Trust IIB LP Series 2012-4NPL Class A (b)(c)(h)
07/28/32	3.475%	1,669,407	1,684,634
Citigroup Mortgage Loan Trust, Inc. (b)(c)(h)
CMO Series 2012-7 Class 12A1
03/25/36	2.627%	2,498,064	2,523,044
CMO Series 2012-9 Class 1A1
02/20/36	5.217%	4,974,000	5,148,090
Credit Suisse Mortgage Capital Certificates (b)(c)(h)
CMO Series 2009-12R Class 30A1
12/27/36	5.830%	130,689	130,709
CMO Series 2010-12R Class 13A1
12/26/37	2.923%	2,379,486	2,376,776
CMO Series 2011-16R Class 7A3
12/27/36	3.500%	2,279,632	2,259,268
CMO Series 2011-17R Class 2A1
12/27/37	3.400%	2,499,187	2,570,399
CMO Series 2011-17R Class 3A1
10/27/35	2.477%	6,715,000	6,686,215
CMO Series 2012-4R Class 8A1
06/27/47	2.849%	2,738,246	2,730,793
JPMorgan Alternative Loan Trust CMO Series 2006-A4 Class A1 (c)(h)
09/25/36	5.950%	528,747	532,622
Jefferies & Co., Inc. CMO Series 2010-R7 Class 7A4 (b)(c)(h)
10/26/36	3.250%	1,676,797	1,674,940
Morgan Stanley Reremic Trust CMO Series 2012-R2 Class 1A (b)(c)(f)(h)
11/26/36	0.368%	3,101,458	2,961,893
Nomura Asset Acceptance Corp. (c)(h)
CMO Series 2007-1 Class 1A3 (AGM)
03/25/47	5.957%	301,795	295,595
CMO Series 2007-1 Class 1A4 (AGM)
03/25/47	6.138%	1,913,321	1,873,751
Nomura Resecuritization Trust CMO Series 2012-3R Class 1A1 (b)(c)(h)
01/26/37	0.383%	4,060,224	3,760,737
Residential Mortgage Asset Trust Series 2012-1A Class A1 (b)(c)(h)
08/26/52	2.734%	3,587,403	3,621,034
Springleaf Mortgage Loan Trust CMO Series 2012-1A Class A (b)(c)(h)
09/25/57	2.667%	2,896,125	2,924,197

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

Structured Asset Securities Corp. CMO Series 2004-21XS Class 2A6A (c)(h)
12/25/34	4.740%	$781,818	$791,794
VOLT LLC (b)(h)
Series 2012-RP2A Class A1
06/26/17	4.704%	2,169,415	2,213,021
VOLT LLC (c)(h)
Series 2012-RP3A Class A1
11/27/17	3.475%	6,805,000	6,816,696
Wells Fargo Mortgage-Backed Securities Trust CMO Series 2005-2 Class 1A2 (h)
04/25/35	8.000%	125,055	125,242

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $95,128,997)			$95,942,626

Commercial Mortgage-Backed Securities - Non-Agency 13.3%

Banc of America Merrill Lynch Commercial Mortgage, Inc. (h)
Series 2005-3 Class A3A
07/10/43	4.621%	7,339,000	7,489,560
Series 2005-3 Class A4
07/10/43	4.668%	14,928,000	16,283,164
Series 2005-4 Class A5A
07/10/45	4.933%	8,141,000	8,950,785
Bear Stearns Commercial Mortgage Securities (c)(h)
Series 2005-T20 Class A4A
10/12/42	5.302%	4,788,000	5,334,909
Bear Stearns Commercial Mortgage Securities (h)
Series 2003-T10 Class A2
03/13/40	4.740%	2,636,261	2,649,202
Series 2006-PW14 Class A4
12/11/38	5.201%	13,078,000	15,053,118
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4 (h)
10/15/49	5.431%	5,083,000	5,872,974
Citigroup/Deutsche Bank Commercial Mortgage Trust (c)(h)
Series 2005-CD1 Class A4
07/15/44	5.393%	6,050,000	6,745,236
Citigroup/Deutsche Bank Commercial Mortgage Trust (h)
Series 2007-CD4 Class A4
12/11/49	5.322%	15,213,000	17,493,884
Commercial Mortgage Pass-Through Certificates Series 2003-LB1A Class A2 (h)
06/10/38	4.084%	7,128,450	7,208,652
Credit Suisse First Boston Mortgage Securities Corp. (c)(h)
Series 2004-C1 Class A4
01/15/37	4.750%	5,550,169	5,741,844
Credit Suisse First Boston Mortgage Securities Corp. (h)
Series 2004-C2 Class A1
05/15/36	3.819%	257,174	262,159
Credit Suisse Mortgage Capital Certificates Series 2006-C3 Class A3 (c)(h)
06/15/38	5.998%	5,090,000	5,825,220

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

DBRR Trust (b)(f)(h)
Series 2012-EZ1 Class A
09/25/45	2.062%	$4,980,729	$4,980,729
DBRR Trust (b)(h)
Series 2012-EZ1 Class A
09/25/45	0.946%	5,027,420	5,043,493
09/25/45	1.393%	1,126,000	1,127,481
GE Capital Commercial Mortgage Corp. (c)(h)
Series 2005-C1 Class A5
06/10/48	4.772%	1,278,000	1,380,646
GE Capital Commercial Mortgage Corp. (h)
Series 2003-C1 Class A4
01/10/38	4.819%	185,232	185,616
GMAC Commercial Mortgage Securities, Inc. Series 2003-C3 Class A4 (h)
04/10/40	5.023%	2,457,142	2,521,875
GS Mortgage Securities Corp. II (h)
Series 2005-GG4 Class A4A
07/10/39	4.751%	23,140,000	25,019,570
Series 2012-GCJ7 Class A2
05/10/45	2.318%	1,745,000	1,832,302
General Electric Capital Assurance Co. (b)(c)(h)
Series 2003-1 Class A4
05/12/35	5.254%	2,968,259	3,139,108
Series 2003-1 Class A5
05/12/35	5.743%	3,346,000	4,096,612
Greenwich Capital Commercial Funding Corp. (c)(h)
Series 2005-GG5 Class AM
04/10/37	5.277%	9,095,000	9,776,488
Series 2006-GG7 Class AM
07/10/38	6.064%	4,030,000	4,486,337
Greenwich Capital Commercial Funding Corp. (h)
Series 2003-C2 Class A3
01/05/36	4.533%	125,569	125,515
Series 2007-GG9 Class A4
03/10/39	5.444%	9,320,000	10,749,166
JPMorgan Chase Commercial Mortgage Securities Corp. (c)(h)
Series 2003-CB6 Class A2
07/12/37	5.255%	14,560,386	14,786,713
Series 2005-LDP3 Class ASB
08/15/42	4.893%	4,104,440	4,302,755
Series 2005-LDP4 Class A4
10/15/42	4.918%	6,575,000	7,171,819
Series 2005-LDP5 Class A4
12/15/44	5.200%	7,873,000	8,784,880
Series 2006-LDP6 Class ASB
04/15/43	5.490%	4,968,675	5,243,274
Series 2007-CB19 Class A4
02/12/49	5.917%	21,000,000	24,682,140
JPMorgan Chase Commercial Mortgage Securities Corp. (h)
Series 2003-C1 Class A2
01/12/37	4.985%	292,084	292,752
Series 2003-LN1 Class A1
10/15/37	4.134%	167,626	168,919
Series 2004-LN2 Class A1
07/15/41	4.475%	1,396,745	1,400,780
Series 2005-LDP2 Class A3
07/15/42	4.697%	1,620,592	1,627,848

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

LB-UBS Commercial Mortgage Trust (c)(h)
Series 2004-C6 Class A6
08/15/29	5.020%	$2,319,000	$2,449,040
Series 2006-C4 Class AM
06/15/38	6.083%	1,340,000	1,508,067
Series 2007-C7 Class A3
09/15/45	5.866%	6,747,000	8,122,025
LB-UBS Commercial Mortgage Trust (h)
Series 2003-C3 ClassA4
05/15/32	4.166%	8,054,266	8,131,176
Series 2004-C2 Class A3
03/15/29	3.973%	1,004,308	1,018,196
Series 2005-C3 Class A5
07/15/30	4.739%	5,921,000	6,429,188
Series 2006-C1 Class A4
02/15/31	5.156%	5,278,000	5,903,374
Series 2007-C2 Class A3
02/15/40	5.430%	19,590,000	22,600,513
Morgan Stanley Capital I, Inc. (c)(h)
Series 2007-IQ15 Class A4
06/11/49	6.075%	21,255,000	25,140,541
Morgan Stanley Capital I, Inc. (h)
Series 2006-IQ12 Class A4
12/15/43	5.332%	5,981,000	6,923,235
Series 2007-IQ16 Class A4
12/12/49	5.809%	4,000,000	4,778,580
Morgan Stanley Dean Witter Capital I Series 2002-IQ3 Class A4 (h)
09/15/37	5.080%	347,616	347,725
Morgan Stanley Reremic Trust (b)(c)(h)
Series 2009-GG10 Class A4A
08/12/45	5.983%	12,498,000	14,662,954
Series 2009-GG10 Class A4B
08/12/45	5.983%	11,330,000	12,494,645
Series 2010-GG10 Class A4A
08/15/45	5.983%	21,055,000	24,702,231
ORES NPL LLC Series 2012-LV1 Class A (b)(h)
09/25/44	4.000%	1,182,572	1,188,722
S2 Hospitality LLC Series 2012-LV1 Class A (b)(h)
04/15/25	4.500%	1,923,857	1,931,588
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class A3 (c)(h)
08/15/39	5.585%	1,781,804	1,886,349
Wachovia Bank Commercial Mortgage Trust (c)(h)
Series 2003-C9 Class A4
12/15/35	5.012%	3,134,436	3,234,791
Series 2006-C24 Class A3
03/15/45	5.558%	5,003,000	5,675,348
Series 2006-C27 Class AM
07/15/45	5.795%	3,085,000	3,389,783
Wachovia Bank Commercial Mortgage Trust (h)
Series 2003-C3 Class A2
02/15/35	4.867%	906,723	907,533
Series 2003-C5 Class A2

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

06/15/35	3.989%	$159,223	$160,735
Series 2005-C16 Class A2
10/15/41	4.380%	155,400	155,353
Series 2006-C29 Class A4
11/15/48	5.308%	2,618,000	3,019,942

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $399,468,081)			$414,599,159

Asset-Backed Securities - Non-Agency 1.4%

Ally Auto Receivables Trust Series 2011-4 Class A2
03/17/14	0.650%	453,269	453,500
Ally Master Owner Trust
Series 2011-4 Class A2
09/15/16	1.540%	3,384,000	3,436,551
Series 2012-5 Class A
09/15/19	1.540%	2,305,000	2,308,804
BMW Vehicle Lease Trust Series 2011-1 Class A3
02/20/14	1.060%	1,810,102	1,815,476
BMW Vehicle Owner Trust Series 2011-A Class A3
08/25/15	0.760%	3,696,000	3,707,642
CNH Equipment Trust Series 2011-B Class A3
08/15/16	0.910%	1,539,000	1,545,507
Citicorp Residential Mortgage Securities, Inc. Series 2007-2 Class A3 (c)
06/25/37	6.080%	3,032,077	3,029,918
Countrywide Asset-Backed Certificates (c)
Series 2007-S2 Class A3 (NPFGC)
05/25/37	5.813%	1,382,478	1,047,946
Series 2007-S2 Class A6 (NPFGC)
05/25/37	5.779%	2,924,707	2,465,782
Ford Credit Auto Lease Trust Series 2011-A Class A3
07/15/14	1.030%	3,065,000	3,073,206
GE Equipment Small Ticket LLC Series 2011-1A Class A3 (b)
01/21/18	1.450%	4,946,216	4,969,064
Harley-Davidson Motorcycle Trust Series 2010-1 Class A3
02/15/15	1.160%	832,483	833,764
JPMorgan Mortgage Acquisition Corp. Series 2007-CH2 Class AV2 (c)
01/25/37	0.278%	827,145	808,826
Nissan Auto Lease Trust Series 2010-B Class A3
12/15/13	1.120%	652,403	653,082

Issuer	Coupon Rate		Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

SMART Trust Series 2012-1USA Class A4A (b)
12/14/17	2.010%	$2,651,000		$2,717,760
SVO VOI Mortgage Corp. Series 2012-AA Class A (b)
09/20/29	2.000%		4,139,560	4,139,889
Sierra Receivables Funding Co. LLC Series 2012-3A Class A (b)
08/20/29	1.870%		5,105,000	5,047,045

Total Asset-Backed Securities - Non-Agency (Cost: $41,803,573)				$42,053,762

Inflation-Indexed Bonds (a) 0.1%

Uruguay 0.1%

Uruguay Government International Bond Senior Unsecured
12/15/28	4.375%	UYU	33,519,084	2,036,084

Total Inflation-Indexed Bonds (Cost: $1,713,786)				$2,036,084

U.S. Treasury Obligations 19.3%

U.S. Treasury
07/31/14	0.125%		5,122,000	5,111,597
08/31/14	0.250%		24,198,200	24,199,144
10/31/14	0.250%		269,000	269,000
10/15/15	0.250%		569,000	567,889
08/31/16	1.000%		2,395,800	2,446,524
08/31/17	0.625%		665,000	666,611
10/31/17	0.750%		181,838,500	183,131,262
09/30/19	1.000%		18,155,000	18,160,664
05/15/22	1.750%		5,521,000	5,633,145
08/15/22	1.625%		1,981,300	1,991,670
11/15/22	1.625%		88,857,100	88,995,939
08/15/42	2.750%		89,103,400	88,393,335
U.S. Treasury (d)(l)
STRIPS
11/15/18	0.000%		133,678,000	127,012,414
U.S. Treasury (l)
STRIPS
11/15/19	0.000%		11,974,000	11,105,382
11/15/21	0.000%		12,458,600	10,877,143
02/15/40	0.000%		70,284,000	31,856,153

Total U.S. Treasury Obligations (Cost: $589,118,540)				$600,417,872

Foreign Government Obligations(a) 1.3%

ARGENTINA —%

Argentina Boden Bonds Senior Unsecured
10/03/15	7.000%		391,000	334,305

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)

ARGENTINA (CONTINUED)

Argentina Bonar Bonds Senior Unsecured
04/17/17	7.000%	$575,000		$449,938
Total				784,243

BRAZIL 0.1%

Brazilian Government International Bond Senior Unsecured
01/07/41	5.625%		252,000	333,396
Centrais Eletricas Brasileiras SA Senior Unsecured (b)
10/27/21	5.750%		828,000	919,080
Morgan Stanley Senior Unsecured (b)
05/03/17	10.090%	BRL	795,000	404,234
Petrobras International Finance Co.
03/15/19	7.875%		278,000	348,560
01/20/20	5.750%		530,000	605,463
Total				2,610,733

CHILE —%

Empresa Nacional del Petroleo Senior Unsecured (b)
12/06/21	4.750%		391,000	419,837

COLOMBIA 0.1%

Colombia Government International Bond
Senior Unsecured
07/12/21	4.375%		390,000	451,230
01/18/41	6.125%		451,000	622,745
Corporación Andina de Fomento
06/15/22	4.375%		355,000	384,891
Empresa de Energia de Bogota SA Senior Unsecured (b)
11/10/21	6.125%		414,000	465,617
Empresas Publicas de Medellin ESP Senior Unsecured (b)
02/01/21	8.375%	COP	636,000,000	396,659
Total				2,321,142

DOMINICAN REPUBLIC 0.1%

Dominican Republic International Bond (b)
Senior Unsecured
05/06/21	7.500%		550,000	642,509
04/20/27	8.625%		278,000	332,210
Total				974,719

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a) (continued)

HUNGARY —%

Hungary Government International Bond Senior Unsecured
03/29/21	6.375%	$278,000		$306,504

INDONESIA 0.1%

Indonesia Government International Bond (b)
Senior Unsecured
05/05/21	4.875%	550,000		635,498
01/17/38	7.750%	543,000		826,718
Indonesia Treasury Bond Senior Unsecured
05/15/22	7.000%	IDR	6,825,000,000	795,145
Majapahit Holding BV (b)
06/28/17	7.250%	252,000		299,203
08/07/19	8.000%	278,000		349,585
PT Perusahaan Listrik Negara Senior Unsecured (b)
11/22/21	5.500%	808,000		907,200
Total				3,813,349

KAZAKHSTAN —%

KazMunayGas National Co. JSC (b)
Senior Unsecured
01/23/15	11.750%	278,000		333,211
07/02/18	9.125%	265,000		350,436
Total				683,647

LITHUANIA —%

Lithuania Government International Bond Senior Unsecured (b)
03/09/21	6.125%	537,000		655,025

MEXICO 0.1%

Mexican Bonos
06/10/21	6.500%	MXN	530,000	441,090
06/03/27	7.500%	MXN	1,040,000	918,996
Mexico Government International Bond Senior Unsecured
03/15/22	3.625%	250,000		275,312
Pemex Project Funding Master Trust
01/21/21	5.500%	954,000		1,116,180
Petroleos Mexicanos
06/02/41	6.500%	530,000		666,475
Total				3,418,053

PERU 0.1%

Peru Enhanced Pass-Through Finance Ltd. Pass-Through Certificates (b)(l)
05/31/18	0.000%	355,029		319,527
Peruvian Government International Bond
Senior Unsecured

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)

PERU (CONTINUED)

07/21/25	7.350%	$200,000		$292,000
11/18/50	5.625%		210,000	274,995
Peruvian Government International Bond (b)
Senior Unsecured
08/12/31	6.950%	PEN	565,000	271,677
Total				1,158,199

PHILIPPINES —%

Philippine Government International Bond Senior Unsecured
03/30/26	5.500%		420,000	534,450
Power Sector Assets & Liabilities Management Corp. Government Guaranteed (b)
12/02/24	7.390%		278,000	385,182
Total				919,632

POLAND —%

Poland Government International Bond Senior Unsecured
03/23/22	5.000%		663,000	783,401

QATAR 0.2%

Nakilat, Inc. Senior Secured (b)
12/31/33	6.067%		3,710,000	4,544,750
Qatar Government International Bond (b)
Senior Unsecured
01/20/22	4.500%		420,000	480,900
01/20/42	5.750%		420,000	546,000
Total				5,571,650

REPUBLIC OF NAMIBIA —%

Namibia International Bonds Senior Unsecured (b)
11/03/21	5.500%		457,000	507,270

REPUBLIC OF THE CONGO —%

Republic of Congo Senior Unsecured (c)
06/30/29	3.000%		256,500	215,460

ROMANIA —%

Romanian Government International Bond Senior Unsecured (b)
02/07/22	6.750%		266,000	314,357

RUSSIAN FEDERATION 0.2%

Gazprom OAO Via Gaz Capital SA (b)
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a) (continued)
RUSSIAN FEDERATION (CONTINUED)
11/22/16	6.212%	$278,000	$310,943
01/23/21	5.999%	1,080,000	1,234,170
08/16/37	7.288%	265,000	340,339
Gazprom OAO Via Gazprom International SA
Senior Unsecured (b)
02/01/20	7.201%	2,423,104	2,700,646
Russian Foreign Bond - Eurobond
Senior Unsecured (b)(c)
03/31/30	7.500%	837,000	1,063,911
Vnesheconombank Via VEB Finance PLC
Senior Unsecured (b)
11/22/25	6.800%	414,000	487,485
Total			6,137,494
SOUTH AFRICA —%
South Africa Government International Bond
Senior Unsecured
01/17/24	4.665%	232,000	263,436
03/08/41	6.250%	200,000	269,540
Total			532,976
SOUTH KOREA 0.1%
Export-Import Bank of Korea
Senior Unsecured
09/15/21	4.375%	420,000	470,593
04/11/22	5.000%	400,000	470,282
Total			940,875
TRINIDAD AND TOBAGO —%
Petroleum Co. of Trinidad & Tobago Ltd.
Senior Unsecured (b)
08/14/19	9.750%	543,000	717,990
TURKEY 0.1%
Export Credit Bank of Turkey (b)
11/04/16	5.375%	530,000	581,087
Turkey Government International Bond
03/25/22	5.125%	390,000	455,403
Senior Unsecured
03/30/21	5.625%	530,000	633,509
09/26/22	6.250%	400,000	502,000
03/17/36	6.875%	398,000	548,086
Total			2,720,085
UNITED ARAB EMIRATES —%
Abu Dhabi National Energy Co.
Senior Unsecured (b)
12/13/21	5.875%	417,000	494,918

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a) (continued)
URUGUAY —%
Uruguay Government International Bond
Senior Unsecured
03/21/36	7.625%	$252,000	$390,348
VENEZUELA 0.1%
Petroleos de Venezuela SA
11/02/17	8.500%	795,000	751,275
02/17/22	12.750%	292,000	316,090
Senior Unsecured
10/28/15	5.000%	265,000	237,175
10/28/16	5.125%	789,000	664,733
Venezuela Government International Bond
Senior Unsecured
05/07/23	9.000%	1,352,000	1,240,460
Total			3,209,733
Total Foreign Government Obligations (Cost: $36,160,117)			$40,601,640

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.6%
Commonwealth of Massachusetts
Revenue Bonds
Build America Bonds-Recovery
Series 2010Z
06/01/30	5.631%	475,000	593,318
Kentucky Asset Liability Commission
Revenue Bonds
Taxable
Series 2010
04/01/18	3.165%	15,780,000	16,516,452
Los Angeles Unified School District
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
07/01/34	5.750%	1,290,000	1,568,808
Total Municipal Bonds (Cost: $17,891,361)			$18,678,578

Issuer	Coupon Rate	Principal Amount	Value

Preferred Debt 2.6%
Banking 2.1%
Citigroup Capital XIII (c)
10/30/40	7.875%	805,270	22,547,560

Issuer	Coupon Rate	Principal Amount	Value

Preferred Debt (continued)
Banking (continued)
M&T Bank Corp. (c)
12/31/49	5.000%	8,805	$9,245,250
12/31/49	5.000%	845	861,900
PNC Financial Services Group, Inc. (c)
12/31/49	6.125%	559,455	15,250,743
U.S. Bancorp (c)
12/31/49	6.500%	397,425	11,453,789
Wells Fargo & Co. (c)
03/29/49	7.980%	6,800,000	7,811,500
Total			67,170,742
Building Materials 0.5%
Stanley Black & Decker, Inc.
07/25/52	5.750%	587,775	15,382,072
Total Preferred Debt (Cost: $78,303,611)			$82,552,814

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.2%
Brokerage —%
Nuveen Investments, Inc.
2nd Lien Term Loan (c)(m)
02/28/19	8.250%	307,000	$311,605
Chemicals —%
PQ Corp.
Tranche B Term Loan (c)(m)
04/15/17	5.250%	508,000	510,225
Construction Machinery —%
CPM Holdings, Inc. (c)(m)
1st Lien Term Loan
08/29/17	6.250%	415,000	417,594
2nd Lien Term Loan
03/01/18	10.250%	274,000	276,055
Total			693,649
Consumer Cyclical Services 0.1%
New Breed, Inc.
Term Loan (c)(m)
10/01/19	6.000%	622,000	615,780
West Corp.
Tranche B6 Term Loan (c)(m)
06/30/18	5.750%	467,827	474,845
Total			1,090,625

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Consumer Products —%
Serta Simmons Holdings LLC
Term Loan (c)(m)
10/01/19	5.000%	$354,000	$353,557
Spectrum Brands, Inc.
Term Loan (c)(g)(m)
10/09/19	4.500%	58,000	58,363
Total			411,920
Gaming —%
ROC Finance LLC
Tranche B Term Loan (c)(m)
08/19/17	8.500%	245,000	251,125
Health Care —%
ConvaTec, Inc.
Term Loan (c)(m)
12/22/16	5.000%	77,000	77,424
U.S. Renal Care, Inc. (c)(m)
1st Lien Term Loan
07/03/19	6.250%	556,605	562,171
2nd Lien Term Loan
01/03/20	10.250%	302,000	308,040
Total			947,635
Media Cable —%
WideOpenWest Finance LLC
Term Loan (c)(m)
07/17/18	6.250%	322,193	325,637
Media Non-Cable —%
Cumulus Media Holdings, Inc. (c)(g)(m)
2nd Lien Term Loan
09/16/19	7.500%	39,000	39,878
Cumulus Media Holdings, Inc. (c)(m)
2nd Lien Term Loan
09/16/19	7.500%	363,000	371,167
Total			411,045
Metals —%
FMG Resources August 2006 Proprietary Ltd.
Term Loan (c)(g)(m)
10/18/17	5.750%	724,882	726,694
Property & Casualty 0.1%
Asurion LLC
1st Lien Term Loan (c)(m)
05/24/18	5.500%	542,000	546,320

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Property & Casualty (continued)
Lonestar Intermediate Super Holdings LLC
Term Loan (c)(m)
09/02/19	11.000%	$777,000	$821,677
Total			1,367,997
Technology —%
Blue Coat Systems
Term Loan (c)(m)
02/15/18	5.750%	322,193	323,201
Total Senior Loans (Cost: $7,197,462)			$7,371,358

Issuer	Shares	Value

Warrants —%
ENERGY —%
Energy Equipment & Services —%
Green Field Energy Services, Inc. (n)	642	$19,902
Total Warrants (Cost: $25,862)		$19,902

	Shares	Value

Money Market Funds 0.4%
Columbia Short-Term Cash Fund, 0.154% (o)(p)	12,811,731	$12,811,731
Total Money Market Funds (Cost: $12,811,731)		$12,811,731

Issuer	Coupon Rate	Principal Amount	Value

Treasury Bills 3.2%
Treasury 3.2%
U.S. Treasury Bills
02/28/13	0.080%	$98,825,000	$98,805,927
Total Treasury Bills (Cost: $98,801,791)			$98,805,927

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 0.1%
Repurchase Agreements 0.1%
BNP Paribas Securities Corp.
dated 11/30/12, matures 12/03/12,
repurchase price $2,300,436 (q)
	0.240%	2,300,390	$2,300,390
Nomura Securities
dated 11/30/12, matures 12/03/12,
repurchase price $2,000,042 (q)
	0.250%	2,000,000	2,000,000
Total			4,300,390
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $4,300,390)			$4,300,390
Total Investments
(Cost: $3,086,900,646) (r)			$3,211,007,441(s)
Other Assets & Liabilities, Net			(95,281,484)
Net Assets			$3,115,725,957

Investments in Derivatives
Futures Contracts Outstanding at November 30, 2012

	Number of	Notional
	Contracts	Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
U.S. Treasury Long Bond	(424)	(63,626,500)	March 2013	—	(229,453)
U.S. Treasury Note, 5-year	(1,558)	(198,053,375)	April 2013	—	(412,896)
U.S. Treasury Note, 10-year	(485)	(64,815,706)	March 2013	—	(171,528)
U.S. Treasury Ultra Bond	(604)	(100,226,250)	March 2013	—	(76,829)
Total				—	(890,706)

Credit Default Swap Contracts Outstanding at November 30, 2012
Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Barclays Bank, PLC	June 20, 2017	1.00	2,565,000	42,995	(161,568)	(5,130)	—	(123,703)
Citibank	CDX North America Investment Grade 18	June 20, 2017	1.00	24,085,000	(122,268)	(167,031)	(48,170)	—	(337,469)
JPMorgan	CDX North America Investment Grade 18-V1	June 20, 2017	1.00	53,030,000	(269,209)	(376,000)	(106,060)	—	(751,269)
Goldman Sachs International	D.R. Horton, Inc.	June 20, 2017	1.00	8,440,000	224,907	(470,385)	(16,880)	—	(262,358)
JPMorgan	D.R. Horton, Inc.	June 20, 2017	1.00	9,930,000	264,612	(525,650)	(19,860)	—	(280,898)
JPMorgan	Home Depot, Inc.	June 20, 2017	1.00	17,320,000	(467,400)	343,680	(34,640)	—	(158,360)
JPMorgan	Limited Brands, Inc.	June 20, 2017	1.00	4,770,000	200,547	(276,477)	(9,540)	—	(85,470)
Goldman Sachs International	Toll Brothers, Inc.	June 20, 2017	1.00	16,575,000	208,789	(635,995)	(33,150)	—	(460,356)
Morgan Stanley	Barclays Bank, PLC	September 20, 2017	1.00	4,270,000	87,079	(220,303)	(8,540)	—	(141,764)
Morgan Stanley	D.R. Horton, Inc.	September 20, 2017	1.00	7,130,000	220,085	(160,613)	(14,260)	45,212	—
Citibank	Goldman Sachs Group, Inc.	September 20, 2017	1.00	6,395,000	194,555	(417,779)	(12,790)	—	(236,014)
Morgan Stanley	Home Depot, Inc.	September 20, 2017	1.00	5,370,000	(146,873)	118,179	(10,740)	—	(39,434)
Goldman Sachs International	Limited Brands, Inc.	September 20, 2017	1.00	8,645,000	418,903	(441,541)	(17,290)	—	(39,928)
Citibank	Textron, Inc.	September 20, 2017	1.00	1,600,000	29,857	(33,074)	(3,200)	—	(6,417)
Goldman Sachs International	Textron, Inc.	September 20, 2017	1.00	10,425,000	194,535	(229,512)	(20,850)	—	(55,827)
Goldman Sachs International	Toll Brothers, Inc.	September 20, 2017	1.00	7,490,000	119,817	(164,754)	(14,980)	—	(59,917)
Goldman Sachs International	Bank of America Corp.	December 20, 2017	1.00	25,465,000	581,405	(626,982)	(50,930)	—	(96,507)
JPMorgan	Barclays Bank, PLC	December 20, 2017	1.00	8,980,000	216,137	(303,826)	(17,960)	—	(105,649)
Goldman Sachs International	CDX North America High Yield 19	December 20, 2017	5.00	34,655,000	(24,404)	(120,068)	(346,550)	—	(491,022)
JPMorgan	CDX North America High Yield 19	December 20, 2017	5.00	54,315,000	(38,249)	(1,482,709)	(543,150)	—	(2,064,108)
Barclays	Goldman Sachs Group, Inc.	December 20, 2017	1.00	9,645,000	322,452	(417,428)	(19,290)	—	(114,266)
Goldman Sachs International	H.J. Heinz Company	December 20, 2017	1.00	13,390,000	(318,738)	303,946	(26,780)	—	(41,572)
Barclays	Marriott International, Inc.	December 20, 2017	1.00	10,095,000	(49,772)	(14,595)	(20,190)	—	(84,557)
Citibank	Marriott International, Inc.	December 20, 2017	1.00	1,055,000	(5,202)	2,042	(2,110)	—	(5,270)
Morgan Stanley	Toll Brothers, Inc.	December 20, 2017	1.00	11,600,000	225,294	(177,131)	(23,200)	24,963	—
Total								70,175	(6,042,135)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, the value of these securities amounted to $403,633,880, or 12.95% of net assets.

(c)	Variable rate security.
(d)	At November 30, 2012, security was partially or fully on loan.
(e)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at November 30, 2012, was $2,564,094, representing 0.08% of net assets. Information concerning such security holdings at November 30, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates 07/01/15 9.300%	08-12-96	2,512,375

(f)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2012, the value of these securities amounted to $10,506,716, which represents 0.34% of net assets.

(g)	Represents a security purchased on a when-issued or delayed delivery basis.
(h)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(i)	Principal Only (PO) security issued with a zero coupon. Income is recognized through the accretion of discount.
(j)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(k)

At November 30, 2012, investments in securities included securities valued at $5,900,574, that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(l)	Zero coupon bond.
(m)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of November 30, 2012. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(n)	Non-income producing.
(o)	The rate shown is the seven-day current annualized yield at November 30, 2012.
(p)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	5,508,240	293,340,085	(286,036,594)	12,811,731	11,175	12,811,731

(q)

The following table represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

BNP Paribas Securities Corp. (0.240%)

Security Description	Value ($)

Ginnie Mae I Pool	1,802,888
Ginnie Mae II Pool	543,509
Total Market Value of Collateral Securities	2,346,397

Nomura Securities (0.250%)

Security Description	Value ($)

United States Treasury Note/Bond	2,040,001
Total Market Value of Collateral Securities	2,040,001

(r)

At November 30, 2012, the cost of securities for federal income tax purposes was approximately $3,211,007,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$129,638,000
Unrealized Depreciation	(5,532,000)
Net Unrealized Appreciation	$124,106,000

(s)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend

BRL	Brazilian Real
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peru Nuevos Soles
UYU	Uruguay Pesos

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Entertainment	—	720,550	2,564,094	3,284,644
All Other Industries	—	1,214,099,836	—	1,214,099,836
Residential Mortgage-Backed Securities - Agency	—	573,431,118	—	573,431,118
Residential Mortgage-Backed Securities - Non-Agency	—	61,680,238	34,262,388	95,942,626
Commercial Mortgage-Backed Securities - Non-Agency	—	403,447,456	11,151,703	414,599,159
Asset-Backed Securities - Non-Agency	—	42,053,762	—	42,053,762
Inflation-Indexed Bonds	—	2,036,084	—	2,036,084
U.S. Treasury Obligations	419,566,781	180,851,091	—	600,417,872
Foreign Government Obligations	—	40,282,113	319,527	40,601,640
Municipal Bonds	—	18,678,578	—	18,678,578
Preferred Debt
Banking	59,359,242	7,811,500	—	67,170,742
Building Materials	15,382,072	—	—	15,382,072
Total Bonds	494,308,095	2,545,092,326	48,297,712	3,087,698,133

Equity Securities
Warrants
Energy	—	19,902	—	19,902
Total Equity Securities	—	19,902	—	19,902
Short-Term Securities
Treasury Bills	98,805,927	—	—	98,805,927
Total Short-Term Securities	98,805,927	—	—	98,805,927
Other
Senior Loans
Brokerage	—	—	311,605	311,605
All Other Industries	—	7,059,753	—	7,059,753
Money Market Funds	12,811,731	—	—	12,811,731
Investments of Cash Collateral Received for Securities on Loan	—	4,300,390	—	4,300,390
Total Other	12,811,731	11,360,143	311,605	24,483,479
Investments in Securities	605,925,753	2,556,472,371	48,609,317	3,211,007,441
Derivatives
Assets
Swap Contracts	—	70,175	—	70,175
Liabilities
Futures Contracts	(890,706)	—	—	(890,706)
Swap Contracts	—	(6,042,135)	—	(6,042,135)
Total	605,035,047	2,550,500,411	48,609,317	3,204,144,775

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

		Residential	Commercial
	Corporate	Mortgage-Backed	Mortgage-Backed		Foreign
	Bonds &	Securities -	Securities -	Preferred	Government	Senior
	Notes ($)	Non-Agency ($)	Non-Agency ($)	Debt ($)	Obligations ($)	Loans ($)	Total ($)
Balance as of August 31, 2012	2,564,094	15,539,524	—	8,109,113	323,077	—	26,535,808
Accrued discounts/premiums	4,544	20,828	(50)	—	1,909	—	27,231
Realized gain (loss)	—	513	—	—	—	—	513
Change in unrealized appreciation (depreciation)(a)	(4,544)	175,719	13,536	—	(5,459)	2,686	181,938
Sales	—	(1,668,849)	(20,580)	—	—	—	(1,689,429)
Purchases	—	20,194,653	11,158,797	—	—	—	31,353,450
Transfers into Level 3	—	—	—	—	—	308,919	308,919
Transfers out of Level 3	—	—	—	(8,109,113)	—	—	(8,109,113)
Balance as of November 30, 2012	2,564,094	34,262,388	11,151,703	—	319,527	311,605	48,609,317

(a)Change in unrealized appreciation (depreciation) relating to securities held at November 30, 2012, was $181,938, which comprised of Corporate Bonds & Notes of ($4,544), Residential Mortgage-Backed Securities-Non-Agency of $175,719, Commercial Mortgage-Backed Securities-Non-Agency of $13,536, Foreign Government Obligations of ($5,459) and Senior Loans of $2,686.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain Corporate Bonds classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Certain Foreign Government Obligations, Senior Loans, Residential and Commercial Backed Mortgage Securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end,

November 30, 2012.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, November 30, 2012, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Frontier Fund

November 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.9%
CONSUMER DISCRETIONARY 16.6%
Hotels, Restaurants & Leisure 4.0%
Domino’s Pizza, Inc.	28,417	$1,182,147
Life Time Fitness, Inc. (a)	15,551	731,830
Six Flags Entertainment Corp.	13,057	802,745
Total		2,716,722
Household Durables 0.7%
Harman International Industries, Inc.	10,071	398,408
Zagg, Inc. (a)	11,947	86,377
Total		484,785
Internet & Catalog Retail 0.7%
Kayak Software Corp. (a)	12,201	496,581
Leisure Equipment & Products 0.6%
Polaris Industries, Inc.	5,018	425,577
Media 0.6%
National CineMedia, Inc.	28,761	411,282
Specialty Retail 8.1%
Asbury Automotive Group, Inc. (a)	14,820	447,416
Cabela’s, Inc. (a)	20,163	963,186
GameStop Corp., Class A	10,190	267,487
Genesco, Inc. (a)	2,955	163,500
GNC Holdings, Inc., Class A	13,353	469,091
Lumber Liquidators Holdings, Inc. (a)	9,404	504,807
Pier 1 Imports, Inc.	28,647	549,736
Rent-A-Center, Inc.	18,923	657,763
Select Comfort Corp. (a)	14,327	383,677
Tile Shop Holdings, Inc. (a)	35,465	555,737
Vitamin Shoppe, Inc. (a)	9,673	573,222
Total		5,535,622
Textiles, Apparel & Luxury Goods 1.9%
Fifth & Pacific Companies, Inc. (a)	36,274	437,102
Tumi Holdings, Inc. (a)	24,849	558,357
Vera Bradley, Inc. (a)	11,690	323,930
Total		1,319,389
TOTAL CONSUMER DISCRETIONARY		11,389,958
CONSUMER STAPLES 4.7%
Food & Staples Retailing 3.2%
Casey’s General Stores, Inc.	23,975	1,184,365
Fresh Market, Inc. (The) (a)	10,363	537,115
Harris Teeter Supermarkets, Inc.	12,376	470,164
Total		2,191,644

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Personal Products 1.5%
Elizabeth Arden, Inc. (a)	21,979	$1,020,045
TOTAL CONSUMER STAPLES		3,211,689
ENERGY 6.6%
Energy Equipment & Services 1.4%
Rowan Companies PLC, Class A (a)	10,880	345,222
Superior Energy Services, Inc. (a)	29,886	606,985
Total		952,207
Oil, Gas & Consumable Fuels 5.2%
Approach Resources, Inc. (a)	17,160	403,089
CVR Energy, Inc. (b)(c)(d)	11,473	—
Energy XXI Bermuda Ltd.	19,397	614,497
Golar LNG Ltd.	10,042	392,441
Gulfport Energy Corp. (a)	11,900	452,676
Kodiak Oil & Gas Corp. (a)	37,760	323,981
Oasis Petroleum, Inc. (a)	28,704	867,435
Teekay Tankers Ltd., Class A	61,932	170,932
Ultra Petroleum Corp. (a)	15,300	306,765
Total		3,531,816
TOTAL ENERGY		4,484,023
FINANCIALS 7.4%
Commercial Banks 1.1%
Signature Bank (a)	11,237	788,388
Consumer Finance 0.8%
DFC Global Corp. (a)	31,461	548,994
Insurance 0.6%
Arthur J Gallagher & Co.	12,076	441,016
Real Estate Investment Trusts (REITs) 4.7%
DiamondRock Hospitality Co.	61,055	533,621
Home Properties, Inc.	13,406	789,479
Omega Healthcare Investors, Inc.	22,100	506,532
Redwood Trust, Inc.	32,443	542,447
Summit Hotel Properties, Inc.	51,273	450,177
Tanger Factory Outlet Centers	11,040	362,995
Total		3,185,251
Thrifts & Mortgage Finance 0.2%
Nationstar Mortgage Holdings, Inc. (a)	4,383	134,208
TOTAL FINANCIALS		5,097,857

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 22.7%
Biotechnology 7.2%
Alkermes PLC (a)	44,523	$859,739
Amarin Corp. PLC, ADR (a)	36,003	446,797
Ariad Pharmaceuticals, Inc. (a)	17,671	395,123
Cepheid, Inc. (a)	13,390	434,104
Dynavax Technologies Corp. (a)	82,383	233,968
Exact Sciences Corp. (a)	34,418	337,641
Idenix Pharmaceuticals, Inc. (a)	85,696	438,763
Onyx Pharmaceuticals, Inc. (a)	8,909	672,362
Puma Biotechnology, Inc. (a)	9,686	199,532
Rigel Pharmaceuticals, Inc. (a)	45,096	374,297
Sarepta Therapeutics, Inc. (a)	6,435	188,738
TESARO, Inc. (a)	20,309	375,920
Total		4,956,984
Health Care Equipment & Supplies 4.7%
Align Technology, Inc. (a)	32,315	885,108
Insulet Corp. (a)	38,781	851,243
Masimo Corp.	24,656	510,872
NxStage Medical, Inc. (a)	41,476	498,542
Volcano Corp. (a)	16,209	441,857
Total		3,187,622
Health Care Providers & Services 5.0%
Brookdale Senior Living, Inc. (a)	47,757	1,220,669
Catamaran Corp. (a)	9,082	442,202
HMS Holdings Corp. (a)	31,626	732,774
IPC The Hospitalist Co., Inc. (a)	16,409	619,440
WellCare Health Plans, Inc. (a)	8,725	421,156
Total		3,436,241
Health Care Technology 1.0%
athenahealth, Inc. (a)	6,836	435,385
Vocera Communications, Inc. (a)	9,143	224,826
Total		660,211
Life Sciences Tools & Services 1.5%
Fluidigm Corp. (a)	22,123	315,032
ICON PLC, ADR (a)	25,188	694,937
Total		1,009,969
Pharmaceuticals 3.3%
Akorn, Inc. (a)	22,286	300,638
Impax Laboratories, Inc. (a)	42,067	855,643
MAP Pharmaceuticals, Inc. (a)	33,309	530,946

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals (continued)
Salix Pharmaceuticals Ltd. (a)	13,938	$597,243
Total		2,284,470
TOTAL HEALTH CARE		15,535,497
INDUSTRIALS 18.0%
Aerospace & Defense 1.4%
Hexcel Corp. (a)	18,079	467,342
LMI Aerospace, Inc. (a)	24,479	485,663
Total		953,005
Airlines 0.8%
Alaska Air Group, Inc. (a)	12,416	530,784
Building Products 1.3%
USG Corp. (a)	33,619	901,998
Commercial Services & Supplies 2.5%
Clean Harbors, Inc. (a)	12,017	688,334
Portfolio Recovery Associates, Inc. (a)	6,300	622,566
Tetra Tech, Inc. (a)	16,887	435,009
Total		1,745,909
Electrical Equipment 0.5%
Regal-Beloit Corp.	5,189	361,933
Machinery 3.2%
Chart Industries, Inc. (a)	5,723	346,127
CLARCOR, Inc.	6,040	280,135
Proto Labs, Inc. (a)	15,691	572,408
Trinity Industries, Inc.	11,344	360,399
Woodward, Inc.	18,152	663,818
Total		2,222,887
Marine 0.8%
Costamare, Inc.	36,886	524,150
Professional Services 1.6%
Advisory Board Co. (The) (a)	13,164	595,671
Wageworks, Inc. (a)	25,452	470,098
Total		1,065,769
Road & Rail 3.5%
Avis Budget Group, Inc. (a)	20,970	397,172
Knight Transportation, Inc.	25,736	386,812
Landstar System, Inc.	13,177	666,361

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Road & Rail (continued)
Roadrunner Transportation Systems, Inc. (a)	30,718	$553,231
Werner Enterprises, Inc.	17,140	371,767
Total		2,375,343
Trading Companies & Distributors 2.4%
TAL International Group, Inc.	20,957	713,586
Titan Machinery, Inc. (a)	23,390	517,855
United Rentals, Inc. (a)	10,101	419,494
Total		1,650,935
TOTAL INDUSTRIALS		12,332,713
INFORMATION TECHNOLOGY 21.6%
Communications Equipment 0.9%
Aruba Networks, Inc. (a)	30,725	598,523
Computers & Peripherals 0.3%
Stratasys, Inc.	2,900	217,355
Electronic Equipment, Instruments & Components 3.1%
Cognex Corp.	15,604	558,935
FARO Technologies, Inc. (a)	9,937	350,577
FEI Co.	13,184	725,516
OSI Systems, Inc. (a)	8,210	503,109
Total		2,138,137
Internet Software & Services 3.2%
Bankrate, Inc. (a)	11,986	144,192
Cornerstone OnDemand, Inc. (a)	19,570	548,743
CoStar Group, Inc. (a)	7,248	629,561
DealerTrack Holdings, Inc. (a)	21,765	585,261
LivePerson, Inc. (a)	23,560	310,756
Total		2,218,513
IT Services 0.5%
WEX, Inc. (a)	4,856	349,438
Semiconductors & Semiconductor Equipment 1.8%
Kulicke & Soffa Industries, Inc. (a)	31,431	359,256
Microsemi Corp. (a)	14,656	280,516
Power Integrations, Inc.	4,606	143,293
Silicon Laboratories, Inc. (a)	9,936	415,523
Total		1,198,588

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software 11.8%
Aspen Technology, Inc. (a)	42,869	$1,114,165
BroadSoft, Inc. (a)	17,637	557,858
CommVault Systems, Inc. (a)	18,374	1,219,299
Fortinet, Inc. (a)	23,496	469,450
Guidewire Software, Inc. (a)	26,957	806,014
Imperva, Inc. (a)	597	18,364
Infoblox, Inc. (a)	16,436	311,627
Informatica Corp. (a)	11,863	318,759
Monitise PLC (a)	691,718	351,865
Proofpoint, Inc. (a)	31,327	344,597
QLIK Technologies, Inc. (a)	17,148	332,328
Sourcefire, Inc. (a)	7,245	356,671
TIBCO Software, Inc. (a)	19,973	500,324
TiVo, Inc. (a)	52,784	617,573
Ultimate Software Group, Inc. (a)	7,657	723,663
Total		8,042,557
TOTAL INFORMATION TECHNOLOGY		14,763,111
TELECOMMUNICATION SERVICES 0.6%
Diversified Telecommunication Services 0.6%
Cogent Communications Group, Inc.	19,000	401,660
TOTAL TELECOMMUNICATION SERVICES		401,660
UTILITIES 0.7%
Electric Utilities 0.7%
UIL Holdings Corp.	12,743	457,091
TOTAL UTILITIES		457,091
Total Common Stocks (Cost: $64,953,166)		$67,673,599

	Shares	Value

Money Market Funds 1.8%
Columbia Short-Term Cash Fund, 0.154% (e)(f)	1,250,052	$1,250,052
Total Money Market Funds (Cost: $1,250,052)		$1,250,052
Total Investments
(Cost: $66,203,218) (g)		$68,923,651(h)
Other Assets & Liabilities, Net		(474,454)
Net Assets		$68,449,197

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at November 30, 2012 was $0, representing less than 0.01% of net assets. Information concerning such security holdings at November 30, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
CVR Energy, Inc.	05-07-12	—

(c)	Negligible market value.
(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2012, the value of these securities amount to $0, which represents less than 0.01% of net assets.

(e)	The rate shown is the seven-day current annualized yield at November 30, 2012.
(f)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	440,570	6,706,560	(5,897,078)	1,250,052	602	1,250,052

(g)

At November 30, 2012, the cost of securities for federal income tax purposes was approximately $66,203,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$5,779,000
Unrealized Depreciation	(3,058,000)
Net Unrealized Appreciation	$2,721,000

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurement

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated August 31, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	11,389,958	—	—	11,389,958
Consumer Staples	3,211,689	—	—	3,211,689
Energy	4,484,023	—	—	4,484,023
Financials	5,097,857	—	—	5,097,857
Health Care	15,535,497	—	—	15,535,497
Industrials	12,332,713	—	—	12,332,713
Information Technology	14,411,246	351,865	—	14,763,111
Telecommunication Services	401,660	—	—	401,660
Utilities	457,091	—	—	457,091
Total Equity Securities	67,321,734	351,865	—	67,673,599
Other
Money Market Funds	1,250,052	—	—	1,250,052
Total Other	1,250,052	—	—	1,250,052
Total	68,571,786	351,865	—	68,923,651

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Marsico Flexible Capital Fund

November 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 69.9%
CONSUMER DISCRETIONARY 21.0%
Automobiles 2.3%
Bayerische Motoren Werke AG	15,658	$1,388,623
Tesla Motors, Inc. (a)	46,419	1,569,890
Total		2,958,513
Hotels, Restaurants & Leisure 1.2%
Bloomin’ Brands, Inc. (a)	100,344	1,588,446
Internet & Catalog Retail 3.0%
Liberty Interactive Corp., Class A (a)	64,722	1,249,135
priceline.com, Inc. (a)	4,035	2,675,850
Total		3,924,985
Media 5.0%
Liberty Global, Inc., Class A (a)	44,507	2,494,172
Television Broadcasts Ltd.	174,000	1,276,582
Viacom, Inc., Class B	52,916	2,730,995
Total		6,501,749
Specialty Retail 8.4%
AutoZone, Inc. (a)	10,245	3,931,724
Lowe’s Companies, Inc.	147,346	5,317,717
TJX Companies, Inc.	37,977	1,683,900
Total		10,933,341
Textiles, Apparel & Luxury Goods 1.1%
Nike, Inc., Class B	13,928	1,357,701
TOTAL CONSUMER DISCRETIONARY		27,264,735
CONSUMER STAPLES 2.5%
Beverages 2.1%
Constellation Brands, Inc., Class A (a)	77,444	2,778,691
Food & Staples Retailing 0.4%
Natural Grocers by Vitamin Cottage, Inc. (a)	24,313	466,080
TOTAL CONSUMER STAPLES		3,244,771
ENERGY 3.5%
Energy Equipment & Services 1.0%
Seadrill Ltd.	32,720	1,259,250
Oil, Gas & Consumable Fuels 2.5%
Kinder Morgan, Inc.	98,001	3,313,414
TOTAL ENERGY		4,572,664

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 20.1%
Capital Markets 1.9%
CETIP SA - Mercados Organizados	156,100	$1,603,517
OFS Capital Corp. (a)	64,097	904,409
Total		2,507,926
Commercial Banks 6.2%
Grupo Financiero Santander Mexico SAB de CV, ADR (a)	103,101	1,506,306
Standard Chartered PLC	87,091	2,030,204
U.S. Bancorp	80,001	2,580,832
Wells Fargo & Co.	59,461	1,962,807
Total		8,080,149
Consumer Finance 2.5%
Capital One Financial Corp.	55,548	3,199,565
Diversified Financial Services 1.9%
Citigroup, Inc.	71,418	2,468,920
Insurance 2.0%
AIA Group Ltd.	655,800	2,550,390
Real Estate Investment Trusts (REITs) 1.7%
Unibail-Rodamco SE	9,359	2,196,411
Real Estate Management & Development 3.9%
Global Logistic Properties Ltd.	1,380,000	3,174,884
Hang Lung Properties Ltd.	538,000	1,970,676
Total		5,145,560
TOTAL FINANCIALS		26,148,921
HEALTH CARE 3.0%
Health Care Providers & Services 3.0%
Express Scripts Holding Co. (a)	72,703	3,915,057
TOTAL HEALTH CARE		3,915,057
INDUSTRIALS 4.5%
Aerospace & Defense 1.5%
TransDigm Group, Inc.	14,811	2,014,592

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery 1.0%
Cummins, Inc.	13,111	$1,286,976
Trading Companies & Distributors 2.0%
WW Grainger, Inc.	13,432	2,606,077
TOTAL INDUSTRIALS		5,907,645
INFORMATION TECHNOLOGY 12.6%
Communications Equipment 3.0%
QUALCOMM, Inc.	62,143	3,953,538
Computers & Peripherals 5.0%
Apple, Inc.	11,045	6,464,418
Internet Software & Services 3.6%
Equinix, Inc. (a)	10,372	1,926,702
Google, Inc., Class A (a)	3,878	2,708,279
Total		4,634,981
IT Services 1.0%
Accenture PLC, Class A	19,406	1,318,055
TOTAL INFORMATION TECHNOLOGY		16,370,992
MATERIALS 2.7%
Chemicals 2.7%
LyondellBasell Industries NV, Class A	69,226	3,442,609
TOTAL MATERIALS		3,442,609
Total Common Stocks (Cost: $81,321,101)		$90,867,394

Preferred Stocks 1.1%
FINANCIALS 1.1%
Commercial Banks 1.1%
First Niagara Financial Group, Inc., 8.625% (b)	50,068	$1,479,509
TOTAL FINANCIALS		1,479,509
Total Preferred Stocks (Cost: $1,251,700)		$1,479,509

Issuer	Shares	Value

Warrants 0.1%
ENERGY 0.1%
Oil, Gas & Consumable Fuels 0.1%
Kinder Morgan, Inc. (a)	47,809	$180,718
TOTAL ENERGY		180,718
Total Warrants (Cost: $91,076)		$180,718

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (c) 9.0%
Aerospace & Defense 1.2%
TransDigm, Inc.
12/15/18	7.750%		$1,444,000	$1,595,620
Consumer Cyclical Services 1.0%
Realogy Group LLC
04/15/17	11.500%		1,236,000	1,337,970
Gaming 0.5%
Marina District Finance Co, Inc.
Senior Secured
10/15/15	9.500%		645,000	624,037
Media Cable 3.0%
CCO Holdings LLC/Capital Corp.
10/30/17	7.250%		901,000	983,216
DISH DBS Corp.
10/01/14	6.625%		901,000	973,080
Ziggo Bond Co. BV (d)
05/15/18	8.000%	EUR	1,337,000	1,913,590
Total				3,869,886
Media Non-Cable 1.0%
Nielsen Finance LLC/Co.
10/15/18	7.750%		1,139,000	1,269,985
REITs 0.2%
CBRE Services, Inc.
06/15/17	11.625%		187,000	206,401
Wireless 2.1%
Crown Castle International Corp.
Senior Unsecured
11/01/19	7.125%		2,508,000	2,771,340
Total Corporate Bonds & Notes (Cost: $11,216,251)				$11,675,239

	Shares	Value

Money Market Funds 19.4%
Columbia Short-Term Cash Fund, 0.154% (e)(f)	25,158,472	$25,158,472
Total Money Market Funds (Cost: $25,158,472)		$25,158,472

Total Investments
(Cost: $119,038,600) (g)	$129,361,332(h)
Other Assets & Liabilities, Net	650,710
Net Assets	$130,012,042

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	Variable rate security. The interest rate shown reflects the rate as of November 30, 2012.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, the value of these securities amounted to $1,913,590 or 1.47% of net assets.

(e)	The rate shown is the seven-day current annualized yield at November 30, 2012.
(f)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	10,008,867	35,571,712	(20,422,107)	25,158,472	4,019	25,158,472

(g)

At November 30, 2012, the cost of securities for federal income tax purposes was approximately $119,039,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$11,403,000
Unrealized Depreciation	(1,081,000)
Net Unrealized Appreciation	$10,322,000

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Currency Legend

EUR	Euro

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated August 31, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	24,599,530	2,665,205	—	27,264,735
Consumer Staples	3,244,771	—	—	3,244,771
Energy	3,313,414	1,259,250	—	4,572,664
Financials	14,226,356	11,922,565	—	26,148,921
Health Care	3,915,057	—	—	3,915,057
Industrials	5,907,645	—	—	5,907,645
Information Technology	16,370,992	—	—	16,370,992
Materials	3,442,609	—	—	3,442,609
Preferred Stocks
Financials	1,479,509	—	—	1,479,509
Warrants
Energy	180,718	—	—	180,718
Total Equity Securities	76,680,601	15,847,020	—	92,527,621

Bonds
Corporate Bonds & Notes	—	11,675,239	—	11,675,239
Total Bonds	—	11,675,239	—	11,675,239

Other
Money Market Funds	25,158,472	—	—	25,158,472
Total Other	25,158,472	—	—	25,158,472
Total	101,839,073	27,522,259	—	129,361,332

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   During November 2012, the registrant enhanced internal controls over financial reporting relating to the recording of certain last day trades.  These controls include (i) additional analysis of last day security purchase prices, (ii) comparisons of cost and market value for last day trades and (iii) analytical review of per share changes resulting from financial statement adjustments.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	January 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	January 18, 2013

By (Signature and Title)	/s/Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	January 18, 2013